Exhibit 99.1

World Omni Auto Receivables Trust 2015-A

Monthly Servicer Certificate

September 30, 2017

Dates Covered
Collections Period	09/01/17 - 09/30/17
Interest Accrual Period	09/15/17 - 10/15/17
30/360 Days	30
Actual/360 Days	31
Distribution Date	10/16/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/17	201,501,429.52	14,936
Yield Supplement Overcollateralization Amount 08/31/17	4,239,686.01	0
Receivables Balance 08/31/17	205,741,115.53	14,936
Principal Payments	8,897,627.92	302
Defaulted Receivables	647,034.55	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/17	3,944,700.63	0
Pool Balance at 09/30/17	192,251,752.43	14,597

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	26.05%

Prepayment ABS Speed	1.21%

Overcollateralization Target Amount	8,651,328.86
Actual Overcollateralization	8,651,328.86

Weighted Average APR	3.97%
Weighted Average APR, Yield Adjusted	5.44%
Weighted Average Remaining Term	36.83

Delinquent Receivables:
Past Due 31-60 days	3,827,045.37	224
Past Due 61-90 days	1,261,699.30	83
Past Due 91-120 days	242,061.52	19
Past Due 121+ days	0.00	0
Total	5,330,806.19	326

Total 31+ Delinquent as % Ending Pool Balance	2.77%

Recoveries	282,229.37

Aggregate Net Losses/(Gains) - September 2017	364,805.18

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	2.13%
Prior Net Losses Ratio	0.94%
Second Prior Net Losses Ratio	1.37%
Third Prior Net Losses Ratio	0.85%
Four Month Average	1.32%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.42%

Flow of Funds	$ Amount

Collections	9,815,530.04
Advances	(4,598.03)
Investment Earnings on Cash Accounts	8,555.86
Servicing Fee	(171,450.93)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	9,648,036.94

Distributions of Available Funds
(1) Class A Interest	227,186.74
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	182,112.76
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	8,651,328.86
(7) Distribution to Certificateholders	562,231.58
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	9,648,036.94

Servicing Fee	171,450.93
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 09/15/17	192,433,865.19
Principal Paid	8,833,441.62
Note Balance @ 10/16/17	183,600,423.57

Class A-1
Note Balance @ 09/15/17	0.00
Principal Paid	0.00
Note Balance @ 10/16/17	0.00
Note Factor @ 10/16/17	0.0000000%

Class A-2a
Note Balance @ 09/15/17	0.00
Principal Paid	0.00
Note Balance @ 10/16/17	0.00
Note Factor @ 10/16/17	0.0000000%

Class A-2b
Note Balance @ 09/15/17	0.00
Principal Paid	0.00
Note Balance @ 10/16/17	0.00
Note Factor @ 10/16/17	0.0000000%

Class A-3
Note Balance @ 09/15/17	93,213,865.19
Principal Paid	8,833,441.62
Note Balance @ 10/16/17	84,380,423.57
Note Factor @ 10/16/17	41.3629527%

Class A-4
Note Balance @ 09/15/17	84,410,000.00
Principal Paid	0.00
Note Balance @ 10/16/17	84,410,000.00
Note Factor @ 10/16/17	100.0000000%

Class B
Note Balance @ 09/15/17	14,810,000.00
Principal Paid	0.00
Note Balance @ 10/16/17	14,810,000.00
Note Factor @ 10/16/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	252,363.74
Total Principal Paid	8,833,441.62
Total Paid	9,085,805.36

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.23444%
Coupon	1.51444%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	104,088.82
Principal Paid	8,833,441.62
Total Paid to A-3 Holders	8,937,530.44

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3573444
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.5080593
Total Distribution Amount	12.8654037

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5102393
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	43.3011844
Total A-3 Distribution Amount	43.8114237

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	20.62
Noteholders' Principal Distributable Amount	979.38

Account Balances	$ Amount

Advances
Balance as of 08/31/17	50,225.92
Balance as of 09/30/17	45,627.89
Change	(4,598.03)

Reserve Account
Balance as of 09/15/17	1,806,189.65
Investment Earnings	1,336.39
Investment Earnings Paid	(1,336.39)
Deposit/(Withdrawal)	-
Balance as of 10/16/17	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65